Cover Page	Feb. 22, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2024
Entity Registrant Name	Talkspace, Inc.
Entity Central Index Key	0001803901
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39314
Entity Tax Identification Number	84-4636604
Entity Address, Address Line One	622 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	284-7206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	TALK
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	TALKW
Security Exchange Name	NASDAQ